Segment Disclosures (Notes)	6 Months Ended
Jun. 30, 2016
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Segment Disclosures
OPERATING SEGMENTS

Our revenues are derived from three operating segments: Gathering, Processing and Terminalling and Transportation. Our Gathering segment consists of crude oil and natural gas gathering systems in the Bakken Shale/Williston Basin area of North Dakota and Montana and the Green River Basin, Uinta Basin and Vermillion Basin in the states of Utah, Colorado and Wyoming. Our Processing segment consists of four gas processing complexes and one fractionation facility. Our Terminalling and Transportation segment consists of crude oil and refined products terminals and marine terminals, storage facilities for crude oil, refined products and petroleum coke handling, rail-car unloading facilities and pipelines, which transport products and crude oil.

Our revenues are generated from third-party contracts and from commercial agreements we have entered into with Tesoro, under which customers pay us fees for gathering crude oil and natural gas, processing natural gas and distributing, transporting and storing crude oil, refined products, natural gas and natural gas liquids. The commercial agreements with Tesoro are described in greater detail in Note 3 to our Annual Report on Form 10-K for the year ended December 31, 2015. We do not have any foreign operations.

Our operating segments are strategic business units that offer different services in various geographical locations. We evaluate the performance of each segment based on its respective operating income. Certain general and administrative expenses are excluded from segment operating income as they are not directly attributable to a specific operating segment. Identifiable assets are those used by the segment, whereas other assets are principally cash and other assets that are not associated with a specific operating segment.

SEGMENT INFORMATION (in millions)

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Revenues
Gathering:
Affiliate	$18	$27	$40	$53
Third-party	64	62	133	113
Total Gathering	82	89	173	166
Processing:
Affiliate	25	25	51	45
Third-party	43	42	88	89
Total Processing	68	67	139	134
Terminalling and Transportation:
Affiliate	125	102	246	204
Third-party	18	17	35	34
Total Terminalling and Transportation	143	119	281	238
Total Segment Revenues	$293	$275	$593	$538

Segment Operating Income
Gathering	$36	$45	$76	$79
Processing	27	24	56	48
Terminalling and Transportation	73	49	141	106
Total Segment Operating Income	136	118	273	233
Unallocated general and administrative expenses	(13)	(15)	(25)	(27)
Interest and financing costs, net	(45)	(38)	(89)	(75)
Equity in earnings of unconsolidated affiliates	3	1	7	4
Other income, net	—	—	6	—
Net Earnings	$81	$66	$172	$135

Capital Expenditures
Gathering	$21	$54	$46	$105
Processing	8	4	13	5
Terminalling and Transportation	13	19	24	34
Total Capital Expenditures	$42	$77	$83	$144